Results of Operations by Quarter (Unaudited) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Exchange rate net charges (benefit), total				$ (3.4)		$ 41.8	$ 50.7
Exchange rate net charges (benefit) on other expense, net				(4.2)		53.7	34.1
Exchange rate net charges on income taxes				0.8		$ (11.9)	$ 16.6
Gain on sale of business								$ 44.9	$ 0.0	$ 0.0
Gain on sale of business, after tax								51.6
Loss on extinguishment of debt								5.5	0.0	$ 86.0
Write off of Deferred Debt Issuance Cost			$ 2.5
Net increase (decrease) in valuation allowance		$ 649.5	3.2	(31.3)	$ 383.5			609.5
Tax benefit due to tax planning strategies	$ 18.7
Non-Cash Income Tax Charge									404.9
FCPA Settlement, Tax Benefit					18.5
UNITED STATES
Net increase (decrease) in valuation allowance		641.6	$ (3.2)	$ 31.3				$ 685.1
Russia [Member]
Net increase (decrease) in valuation allowance		15.4
Two Point Three Seven Five Percent Notes, Due March Two Thousand Sixteen [Member]
Loss on extinguishment of debt		5.5
Interest rate, stated percentage										2.375%	2.375%
Write off of Deferred Debt Issuance Cost		$ 0.5
2013 Revolving Credit Facility [Member]
Line of credit facility					$ 1,000.0				$ 1,000.0